COLUMBIA FUNDS SERIES TRUST

COLUMBIA FUNDS SERIES TRUST I

Supplement dated February 17, 2011

to the Prospectuses listed below, each as supplemented

Columbia California Tax-Exempt Fund

Columbia Intermediate Municipal Bond Fund

Columbia New Jersey Intermediate Municipal Bond Fund

Columbia Rhode Island Intermediate Municipal Bond

Supplement to the Prospectuses dated March 1, 2010

Columbia Connecticut Tax-Exempt Fund

Supplement to the Prospectuses dated March 1, 2010 and

September 27, 2010

Columbia Real Estate Equity Fund

Supplement to the Prospectuses dated April 29, 2010 and

September 27, 2010

Columbia Global Value Fund

Columbia Large Cap Index Fund

Columbia Marsico 21st Century Fund

Columbia Marsico Global Fund

Columbia Overseas Value Fund

Columbia Small Cap Growth Fund II

Supplement to the Prospectuses dated July 1, 2010

Columbia Convertible Securities Fund

Columbia International Value Fund

Columbia Large Cap Core Fund

Columbia Large Cap Enhanced Core Fund

Columbia Large Cap Value Fund

Columbia Marsico Focused Equities Fund

Columbia Marsico Growth Fund

Columbia Marsico International Opportunities Fund

Columbia Mid Cap Index Fund

Columbia Mid Cap Value Fund

Columbia Small Cap Value Fund II

Supplement to the Prospectuses dated July 1, 2010 and

September 27, 2010

Columbia Small Cap Index Fund

Supplement to the Prospectuses dated July 1, 2010 and

December 8, 2010

Columbia Multi-Advisor International Equity Fund

Supplement to the Prospectuses dated July 1, 2010,

September 27, 2010 and December 8, 2010

Columbia Asset Allocation Fund II

Columbia Blended Equity Fund

Columbia California Intermediate Municipal Bond Fund

Columbia Georgia Intermediate Municipal Bond Fund

Columbia High Income Fund

Columbia International Growth Fund

Columbia LifeGoal® Income and Growth Portfolio

Columbia LifeGoal® Income Portfolio

Columbia Maryland Intermediate Municipal Bond Fund

Columbia Masters International Equity Portfolio

Columbia Mid Cap Core Fund

Columbia North Carolina Intermediate Municipal Bond Fund

Columbia Select Opportunities Fund

Columbia Select Small Cap Fund

Columbia Short-Intermediate Bond Fund

Columbia Short Term Municipal Bond Fund

Columbia South Carolina Intermediate Municipal Bond Fund

Columbia Total Return Bond Fund

Columbia Virginia Intermediate Municipal Bond Fund

Columbia World Equity Fund

Corporate Bond Portfolio

Mortgage- and Asset-Backed Portfolio

Supplement to the Prospectuses dated August 1, 2010

Columbia Bond Fund

Columbia Corporate Income Fund

Columbia Emerging Markets Fund

Columbia Energy and Natural Resources Fund

Columbia Intermediate Bond Fund

Columbia Pacific/Asia Fund

Columbia Select Large Cap Growth Fund

Columbia Short Term Bond Fund

Columbia Value and Restructuring Fund

Supplement to the Prospectuses dated August 1, 2010 and

September 27, 2010

Columbia LifeGoal® Balanced Growth Portfolio

Columbia LifeGoal® Growth Portfolio

Supplement to the Prospectuses dated August 1, 2010 and

December 8, 2010

Columbia Core Bond Fund

Supplement to the Prospectuses dated September 1, 2010

Columbia High Yield Opportunity Fund

Columbia International Bond Fund

Columbia Strategic Income Fund

Supplement to the Prospectuses dated September 27, 2010

Columbia High Yield Municipal Fund

Supplement to the Prospectuses dated November 1, 2010

Columbia Balanced Fund

Columbia Conservative High Yield Fund

Columbia Federal Securities Fund

Columbia International Stock Fund

Columbia Strategic Investor Fund

Columbia Technology Fund

Supplement to the Prospectuses dated January 1, 2011

Columbia Asset Allocation Fund

Columbia Contrarian Core Fund

Columbia Disciplined Value Fund

Columbia Liberty Fund

Columbia Large Cap Growth Fund

Columbia Small Cap Core Fund

Supplement to the Prospectuses dated February 1, 2011

SHAREHOLDER MEETINGS

At a Joint Special Meeting of Shareholders held on February 15, 2011 (the “Meeting”), shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). The Meeting was adjourned with respect to certain proposals as indicated by an “ADJ” in the table. The Meeting will be reconvened to consider these proposals at 1:00 p.m. (Eastern) on February 28, 2011 at 225 Franklin Street, Boston, MA 02110. The adjournments will provide additional time for further solicitation with respect to these proposals. Following Table 1 is a brief discussion of each of the Fund proposals that were presented at the Meeting and a discussion of restrictions and other policies on purchases and sales of Funds merging into other Funds .

Table 1. Shareholder Meeting Approvals

Fund	1. Board Election Proposal	2. Investment Management Services Agreement Proposal	3. Policy Change Proposal	4. Reorganization Proposal	5. Subadvisory Agreement Proposal
Columbia Asset Allocation Fund				X

Columbia Asset Allocation Fund II	X			X

Columbia Balanced Fund		X

Columbia Blended Equity Fund				X

Columbia Bond Fund		X

Columbia California Intermediate Municipal Bond Fund	X

Columbia California Tax-Exempt Fund			X

Columbia Connecticut Tax-Exempt Fund			X

Columbia Conservative High Yield Fund				X

Columbia Contrarian Core Fund		X

Columbia Convertible Securities Fund	X	X

Columbia Core Bond Fund				X

Columbia Corporate Income Fund		X

Columbia Disciplined Value Fund				X

Columbia Emerging Markets Fund		X

Columbia Energy and Natural Resources Fund		X

Columbia Federal Securities Fund				X

Columbia Georgia Intermediate Municipal Bond Fund	X			X

Columbia Global Value Fund	X			X

Columbia High Income Fund	X			X

Columbia High Yield Municipal Fund		X

Columbia High Yield Opportunity Fund		X

Columbia Intermediate Bond Fund		X

Columbia Intermediate Municipal Bond Fund		X

Columbia International Bond Fund		X

Columbia International Growth Fund				X

Columbia International Stock Fund				X

Columbia International Value Fund	X

Columbia Large Cap Core Fund	X	X

Fund	1. Board Election Proposal	2. Investment Management Services Agreement Proposal	3. Policy Change Proposal	4. Reorganization Proposal	5. Subadvisory Agreement Proposal
Columbia Large Cap Enhanced Core Fund	X	X

Columbia Large Cap Growth Fund		X

Columbia Large Cap Index Fund	X

Columbia Large Cap Value Fund	X	X

Columbia Liberty Fund				X

Columbia LifeGoal® Balanced Growth Portfolio	X	X

Columbia LifeGoal® Growth Portfolio	X	X

Columbia LifeGoal® Income and Growth Portfolio	X	X

Columbia LifeGoal® Income Portfolio	X	X

Columbia Marsico 21st Century Fund	X

Columbia Marsico Focused Equities Fund	X

Columbia Marsico Global Fund	X

Columbia Marsico Growth Fund	X

Columbia Marsico International Opportunities Fund	X

Columbia Maryland Intermediate Municipal Bond Fund	X			X

Columbia Masters International Equity Portfolio	X

Columbia Mid Cap Core Fund				X

Columbia Mid Cap Index Fund	X

Columbia Mid Cap Value Fund	X	X

Columbia Multi-Advisor International Equity Fund	X	X			X

Columbia New Jersey Intermediate Municipal Bond Fund				X

Columbia North Carolina Intermediate Municipal Bond Fund	X

Columbia Overseas Value Fund	X

Columbia Pacific/Asia Fund		X

Columbia Real Estate Equity Fund			ADJ

Columbia Rhode Island Intermediate Municipal Bond Fund				X

Columbia Select Large Cap Growth Fund		X

Columbia Select Opportunities Fund				X

Columbia Select Small Cap Fund		X

Columbia Short Term Bond Fund	X	X

Columbia Short Term Municipal Bond Fund	X	X

Columbia Short-Intermediate Bond Fund				X

Columbia Small Cap Core Fund		X

Columbia Small Cap Growth Fund II	X			X

Columbia Small Cap Index Fund	X

Columbia Small Cap Value Fund II	X	ADJ

Columbia South Carolina Intermediate Municipal Bond Fund	X

Columbia Strategic Income Fund		X

Columbia Strategic Investor Fund		ADJ

Columbia Total Return Bond Fund	X			X

Columbia Value and Restructuring Fund		X

Fund	1. Board Election Proposal	2. Investment Management Services Agreement Proposal	3. Policy Change Proposal	4. Reorganization Proposal	5. Subadvisory Agreement Proposal
Columbia Virginia Intermediate Municipal Bond Fund	X

Columbia World Equity Fund				X

Corporate Bond Portfolio	X

Mortgage- and Asset-Backed Portfolio	X

1. Board Election Proposal. Shareholders of Funds that are series of Columbia Funds Series Trust voted to elect all trustee nominees. The Funds indicated in Table 1 as voting for the Board Election Proposal are series of Columbia Funds Series Trust and voted as a group for the nominated trustees.

2. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of certain of the Funds listed in Table 1 approved an amended IMS Agreement with Columbia Management Investment Advisers, LLC (“Columbia Management”) increasing their investment advisory fee rates at certain asset levels or on certain types of assets. In addition to these changes in investment advisory fee rates, certain of these Funds will also experience changes to their administration/administrative fee rates. Table 2 below sets forth for the Funds that were presented with the IMS Agreement Proposal their respective current investment advisory fee rates and administration/administrative fee rates (individually and on an aggregate basis) and their respective new investment advisory fee rates and administration/administrative fee rates (individually and on an aggregate basis), as well as the anticipated date on which these new fee rates will be implemented. As noted in Table 1 above, the Meeting for Columbia Small Cap Value Fund II and Columbia Strategic Investor Fund was adjourned with respect to this proposal. Shareholders of the other Funds voting on this proposal, as listed in Table 1, have approved this proposal.

Table 2. Fee Schedules

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia Balanced Fund March 1, 2011	All Assets	0.500%		0.00%		0.500%		$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 $6,000-$12,000 >$12,000	0.660 0.615 0.570 0.520 0.510 0.490 0.490	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.720 0.670 0.620 0.570 0.550 0.530 0.520	% % % % % % %

Columbia Bond Fund March 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.650 0.350 0.320 0.290 0.280 0.270	% % % % % %	0.150 0.150 0.150 0.150 0.150 0.150	% % % % % %	0.800 0.500 0.470 0.440 0.430 0.420	% % % % % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$9,000 $9,000-$12,000 $12,000-$20,000 $20,000-$24,000 $24,000-$50,000 >$50,000	0.430 0.430 0.420 0.400 0.400 0.380 0.365 0.360 0.350 0.340 0.320 0.300	% % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040	% % % % % % % % % % % %	0.500 0.495 0.480 0.460 0.450 0.430 0.415 0.410 0.390 0.380 0.360 0.340	% % % % % % % % % % % %

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia Contrarian Core Fund March 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.700 0.650 0.600 0.550 0.530 0.510	% % % % % %	0.067 0.067 0.067 0.067 0.067 0.067	% % % % % %	0.767 0.717 0.667 0.617 0.597 0.577	% % % % % %	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 $6,000-$12,000 >$12,000	0.710 0.665 0.620 0.570 0.560 0.540 0.540	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.770 0.720 0.670 0.620 0.600 0.580 0.570	% % % % % % %

Columbia Convertible Securities Fund July 1, 2011	$0 – $500 $500 – $1,000 $1,000 –$1,500 >$1,500	0.650 0.600 0.550 0.500	% % % %	0.170 0.170 0.170 0.170	% % % %	0.820 0.770 0.720 0.670	% % % %	$0 – $500 $500 – $1,000 $1,000 –$1,500 >$1,500	0.760 0.715 0.670 0.620	% % % %	0.060 0.055 0.050 0.050	% % % %	0.820 0.770 0.720 0.670	% % % %

Columbia Corporate Income Fund July 1, 2011	$0-$100 $100- $500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.420 0.420 0.375 0.370 0.340 0.330 0.320	% % % % % % %	0.150 0.125 0.125 0.100 0.100 0.100 0.100	% % % % % % %	0.570 0.545 0.500 0.470 0.440 0.430 0.420	% % % % % % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$9,000 $9,000-$12,000 $12,000-$20,000 $20,000-$24,000 $24,000-$50,000 >$50,000	0.430 0.430 0.420 0.400 0.400 0.380 0.365 0.360 0.350 0.340 0.320 0.300	% % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040	% % % % % % % % % % % %	0.500 0.495 0.480 0.460 0.450 0.430 0.415 0.410 0.390 0.380 0.360 0.340	% % % % % % % % % % % %

Columbia Emerging Markets Fund July 1, 2011	$0-$750 $750-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	1.150 1.000 0.670 0.620 0.570 0.520	% % % % % %	0.200 0.200 0.200 0.200 0.200 0.200	% % % % % %	1.350 1.200 0.870 0.820 0.770 0.720	% % % % % %	$0-$750 $750-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	1.270 1.125 0.800 0.750 0.710 0.660	% % % % % %	0.080 0.075 0.070 0.070 0.060 0.060	% % % % % %	1.350 1.200 0.870 0.820 0.770 0.720	% % % % % %

Columbia Energy and Natural Resources Fund May 1, 2011	$0-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.600 0.520 0.470 0.450 0.430	% % % % %	0.150 0.150 0.150 0.150 0.150	% % % % %	0.750 0.670 0.620 0.600 0.580	% % % % %	$0-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.690 0.620 0.570 0.560 0.540	% % % % %	0.060 0.050 0.050 0.040 0.040	% % % % %	0.750 0.670 0.620 0.600 0.580	% % % % %

Columbia High Yield Municipal Fund July 1, 2011	$0-$100 $100-$200 >$200	0.450 0.425 0.400	% % %	0.150 0.125 0.100	% % %	0.600 0.550 0.500	% % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$10,000 $10,000-$12,000 $12,000-$15,000 $15,000-$24,000 $24,000-$50,000 >$50,000	0.470 0.470 0.445 0.420 0.395 0.370 0.360 0.350 0.350 0.340 0.320 0.300	% % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040	% % % % % % % % % % % %	0.540 0.535 0.505 0.480 0.445 0.420 0.410 0.400 0.390 0.380 0.360 0.340	% % % % % % % % % % % %

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia High Yield Opportunity Fund July 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 >$1,500	0.600 0.550 0.520 0.490	% % % %	0.000 0.000 0.000 0.000	% % % %	0.600 0.550 0.520 0.490	% % % %	$0-$250

$250-$500

$500-$750

$750-$1,000

$1,000-$2,000

$2,000-$3,000

$3,000-$6,000

$6,000-$7,500

$7,500-$9,000

$9.000-$10,000

$10,000-$12,000

$12,000-$15,000

$15,000-$20,000

$20,000-$24,000

$24,000-$50,000

>$50,000

									0.590 0.575 0.570 0.560 0.550 0.540 0.515 0.490 0.475 0.450 0.435 0.435 0.425 0.400 0.385 0.360	% % % % % % % % % % % % % % % %	0.070 0.070 0.065 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040 0.040	% % % % % % % % % % % % % % % %	0.660 0.645 0.635 0.625 0.610 0.600 0.565 0.540 0.525 0.500 0.485 0.475 0.465 0.440 0.425 0.400	% % % % % % % % % % % % % % % %

Columbia Intermediate Bond Fund July 1, 2011	$0-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.350 0.300 0.290 0.280 0.270	% % % % %	0.150 0.150 0.150 0.150 0.150	% % % % %	0.500 0.450 0.440 0.430 0.420	% % % % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$9,000 $9,000-$12,000 $12,000-$20,000 $20,000-$24,000 $24,000-$50,000 >$50,000	0.430 0.430 0.420 0.400 0.400 0.380 0.365 0.360 0.350 0.340 0.320 0.300	% % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040	% % % % % % % % % % % %	0.500 0.495 0.480 0.460 0.450 0.430 0.415 0.410 0.390 0.380 0.360 0.340	% % % % % % % % % % % %

Columbia Intermediate Municipal Bond Fund July 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.480 0.430 0.400 0.370 0.360 0.350	% % % % % %	0.067 0.067 0.067 0.067 0.067 0.067	% % % % % %	0.547 0.497 0.467 0.437 0.427 0.417	% % % % % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$9,000 $9,000-$10,000 $10,000-$12,000 $12,000-$15,000 $15,000-$24,000 $24,000-$50,000 >$50,000	0.410 0.410 0.385 0.360 0.335 0.310 0.300 0.290 0.290 0.280 0.260 0.250	% % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040	% % % % % % % % % % % %	0.480 0.475 0.445 0.420 0.385 0.360 0.350 0.340 0.330 0.320 0.300 0.290	% % % % % % % % % % % %

Columbia International Bond Fund July 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 >$1,500	0.550 0.500 0.470 0.440	% % % %	0.050 0.050 0.050 0.050	% % % %	0.600 0.550 0.520 0.490	% % % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$12,000 $12,000-$20000 $20,000-$50,000 >$50,000	0.570 0.570 0.525 0.520 0.515 0.510 0.500 0.490 0.480 0.470	% % % % % % % % % %	0.080 0.075 0.070 0.070 0.060 0.060 0.060 0.050 0.050 0.050	% % % % % % % % % %	0.650 0.645 0.595 0.590 0.575 0.570 0.560 0.540 0.530 0.520	% % % % % % % % % %

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia Large Cap Core Fund March 1, 2011	$0 – $500 $500 – $1,000 $1,000 – $1,500 $1,500 – $3,000 $3,000 – $6,000 >$6,000	0.600 0.550 0.500 0.450 0.430 0.410	% % % % % %	0.170 0.170 0.170 0.170 0.170 0.170	% % % % % %	0.770 0.720 0.670 0.620 0.600 0.580	% % % % % %	$0 – $500 $500 – $1,000 $1,000 –$1,500 $1,500 –$3,000 $3,000 –$6,000 $6,000 –$12,000 >$12,000	0.710 0.665 0.620 0.570 0.560 0.540 0.540	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.770 0.720 0.670 0.620 0.600 0.580 0.570	% % % % % % %

Columbia Large Cap Enhanced Core Fund July 1, 2011	$0 – $500 $500 – $1,000 $1,000 – $1,500 $1,500 – $3,000 $3,000 – $6,000 >$6,000	0.350 0.300 0.250 0.200 0.180 0.160	% % % % % %	0.170 0.170 0.170 0.170 0.170 0.170	% % % % % %	0.520 0.470 0.420 0.370 0.350 0.330	% % % % % %	$0 – $500 $500 – $1,000 $1,000 –$1,500 $1,500 –$3,000 $3,000 –$6,000 $6,000 –$12,000 >$12,000	0.690 0.645 0.600 0.550 0.540 0.520 0.520	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.750 0.700 0.650 0.600 0.580 0.560 0.550	% % % % % % %

Columbia Large Cap Growth Fund April 1, 2011	$0-$200 $200-$500 >$500	0.700 0.575 0.450	% % %	0.050 0.050 0.050	% % %	0.750 0.625 0.500	% % %	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 $6,000-$12,000 >$12,000	0.710 0.665 0.620 0.570 0.560 0.540 0.540	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.770 0.720 0.670 0.620 0.600 0.580 0.570	% % % % % % %

Columbia Large Cap Value Fund July 1, 2011	$0 – $500 $500 – $1,000 $1,000 – $1,500 $1,500 – $3,000 $3,000 – $6,000 >$6,000	0.600 0.550 0.500 0.450 0.430 0.410	% % % % % %	0.170 0.170 0.170 0.170 0.170 0.170	% % % % % %	0.770 0.720 0.670 0.620 0.600 0.580	% % % % % %	$0 – $500 $500 – $1,000 $1,000 –$1,500 $1,500 –$3,000 $3,000 –$6,000 $6,000 –$12,000 >$12,000	0.710 0.665 0.620 0.570 0.560 0.540 0.540	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.770 0.720 0.670 0.620 0.600 0.580 0.570	% % % % % % %

Columbia LifeGoal® Balanced Growth Portfolio Columbia LifeGoal® Growth Portfolio Columbia LifeGoal® Income & Growth Portfolio May 1, 2011	All Assets	0.250%		0.000	%*	0.250%		Assets invested in underlying funds that pay an investment advisory fee to Columbia Management	0.000%		0.020%		0.020%
								Assets invested in securities (other than third-party advised mutual funds and funds that pay an investment advisory fee to Columbia Management), including exchange- traded funds, derivatives and individual securities	0.550.	%	0.020%		0.570%
								Assets invested in non- exchange traded third party advised mutual funds	0.100%		0.020%		0.120%

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia LifeGoal® Income Portfolio May 1, 2011	Assets invested in other funds that pay an investment advisory fee to Columbia Management	0.000%		0.130	%**	0.130%		Assets invested in underlying funds that pay an investment advisory fee to Columbia Management	0.000%		0.020%		0.020%
	Assets invested in individual securities	0.400	%**	0.130	%**	0.530%		Assets invested in securities (other than third-party advised mutual funds and funds that pay an investment advisory fee to Columbia Management), including exchange- traded funds, derivatives and individual securities	0.400%		0.020%		0.420%
	Assets invested in two Columbia Funds that do not currently pay investment advisory fees	0.400	%**	0.230%		0.630%		Assets invested in non- exchange traded third party advised mutual funds	0.100%		0.020%		0.120%

Columbia Mid Cap Value Fund May 1, 2011	$0 – $500 $500 – $1,000 $1,000 – $1,500 >$1,500	0.650 0.600 0.550 0.500	% % % %	0.170 0.170 0.170 0.170	% % % %	0.820 0.770 0.720 0.670	% % % %	$0 – $500 $500 – $1,000 $1,000 – $1,500 $1,500 –$3,000 $3,000 – $12,000 >$12,000	0.760 0.715 0.670 0.620 0.620 0.620	% % % % % %	0.060 0.055 0.050 0.050 0.040 0.030	% % % % % %	0.820 0.770 0.720 0.670 0.660 0.650	% % % % % %

Columbia Multi-Advisor International Equity Fund April 1, 2011	$0 – $500 $500 – $1,000 $1,000 – $1,500 $1,500 – $3,000 $3,000 – $6,000 >$6,000	0.700 0.650 0.600 0.550 0.530 0.510	% % % % % %	0.170 0.170 0.170 0.170 0.170 0.170	% % % % % %	0.870 0.820 0.770 0.720 0.700 0.680	% % % % % %	$0 – $500 $500 – $1,000 $1,000 –$1,500 $1,500 –$3,000 $3,000 –$6,000 $6,000 –$12,000 >$12,000	0.790 0.745 0.700 0.650 0.640 0.620 0.620	% % % % % % %	0.080 0.075 0.070 0.070 0.060 0.060 0.050	% % % % % % %	0.870 0.820 0.770 0.720 0.700 0.680 0.670	% % % % % % %

Columbia Pacific/Asia Fund July 1, 2011	$0-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.750 0.670 0.620 0.570 0.520	% % % % %	0.200 0.200 0.200 0.200 0.200	% % % % %	0.950 0.870 0.820 0.770 0.720	% % % % %	$0-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.870 0.800 0.750 0.710 0.660	% % % % %	0.080 0.070 0.070 0.060 0.060	% % % % %	0.950 0.870 0.820 0.770 0.720	% % % % %

Columbia Select Large Cap Growth Fund July 1, 2011	$0-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 >$6,000	0.750 0.520 0.470 0.450 0.430	% % % % %	0.150 0.150 0.150 0.150 0.150	% % % % %	0.900 0.670 0.620 0.600 0.580	% % % % %	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 $6,000-$12,000 >$12,000	0.710 0.665 0.620 0.570 0.560 0.540 0.540	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.770 0.720 0.670 0.620 0.600 0.580 0.570	% % % % % % %

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia Select Small Cap Fund July 1, 2011	$0-$1,000 >$1,000	0.750 0.620	% %	0.150 0.150	% %	0.900 0.770	% %	$0-$500 $500-$1,000 $1,000-$3,000 $3,000-$12,000 >$12,000	0.790 0.745 0.700 0.700 0.700	% % % % %	0.080 0.075 0.070 0.060 0.050	% % % % %	0.870 0.820 0.770 0.760 0.750	% % % % %

Columbia Short Term Bond Fund March 1, 2011	All Assets	0.300%	0.140%	0.440%	$0 – $500

$500 – $1,000

$1,000 – $2,000

$2,000 – $3,000

$3,000 – $6,000

$6,000 – $7,500

$7,500 – $9,000

$9,000 –$10,000

$10,000 – $12,000

$12,000 – $15,000

$15,000 – $20,000

$20,000 – $24,000

$24,000 – $50,000

>$50,000

									0.360 0.360 0.355 0.350 0.345 0.330 0.315 0.310 0.300 0.300 0.290 0.280 0.260 0.240	% % % % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040 0.040	% % % % % % % % % % % % % %	0.430 0.425 0.415 0.410 0.395 0.380 0.365 0.360 0.350 0.340 0.330 0.320 0.300 0.280	% % % % % % % % % % % % % %

Columbia Short Term Municipal Bond Fund July 1, 2011	0 –$500 >$500	0.300 0.250	% %	0.150 0.150	% %	0.450 0.400	% %	$0 – $500

$500 – $1,000

$1,000 –$2,000

$2,000 –$3,000

$3,000 –$6,000

$6,000 –$ 7,500

$7,500 –$9,000

$9,000 –$10,000

$10,000 –$12,000

$12,000 –$15,000

$15,000 –$20,000

$20,000 –$24,000

$24,000 –$50,000

>$50,000

									0.360 0.360 0.355 0.350 0.345 0.330 0.315 0.310 0.300 0.300 0.290 0.280 0.260 0.240	% % % % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040 0.040	% % % % % % % % % % % % % %	0.430 0.425 0.415 0.410 0.395 0.380 0.365 0.360 0.350 0.340 0.330 0.320 0.300 0.280	% % % % % % % % % % % % % %

Columbia Small Cap Core Fund July 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$2,000 >$2,000	0.750 0.700 0.650 0.600 0.550	% % % % %	0.067 0.067 0.067 0.067 0.067	% % % % %	0.817 0.767 0.717 0.667 0.617	% % % % %	$0-$500 $500-$1,000 $1,000-$3,000 $3,000-$12,000 >$12,000	0.790 0.745 0.700 0.700 0.700	% % % % %	0.080 0.075 0.070 0.060 0.050	% % % % %	0.870 0.820 0.770 0.760 0.750	% % % % %

Columbia Small Cap Value Fund II Meeting was adjourned with respect to this proposal.	$0 – $500 $500 –$1,000 >$1,000	0.700 0.650 0.600	% % %	0.170 0.170 0.170	% % %	0.870 0.820 0.770	% % %	$0 – $500 $500 – $1,000 $1,000 – $3,000 $3,000 –$12,000 >$12,000	0.790 0.745 0.700 0.700 0.700	% % % % %	0.080 0.075 0.070 0.060 0.050	% % % % %	0.870 0.820 0.770 0.760 0.750	% % % % %

	Current Management Fees							New Management Fees
Fund/Amended IMS Agreement to Be Implemented on or About	Net Assets (millions)	Current Advisory		Current Administration /Administrative		Total		Net Assets (millions)	New Advisory		New Administration /Administrative		Total
Columbia Strategic Income Fund May 1, 2011	$0-$500 $500-$1,000 $1,000-$1,500 >$1,500	0.600 0.550 0.520 0.490	% % % %	0.000 0.000 0.000 0.000	% % % %	0.600 0.550 0.520 0.490	% % % %	$0-$500 $500-$1,000 $1,000-$2,000 $2,000-$3,000 $3,000-$6,000 $6,000-$7,500 $7,500-$9,000 $9,000-$10,000 $10,000-$12,000 $12,000-$15,000 $15,000-$20,000 $20,000-$24,000 $24,000-$50,000 >$50,000	0.530 0.525 0.515 0.495 0.480 0.455 0.440 0.431 0.419 0.419 0.409 0.393 0.374 0.353	% % % % % % % % % % % % % %	0.070 0.065 0.060 0.060 0.050 0.050 0.050 0.050 0.050 0.040 0.040 0.040 0.040 0.040	% % % % % % % % % % % % % %	0.600 0.590 0.575 0.555 0.530 0.505 0.490 0.481 0.469 0.459 0.449 0.433 0.414 0.393	% % % % % % % % % % % % % %

Columbia Strategic Investor Fund March 1, 2011 Meeting was adjourned with respect to this proposal.	$0-$500 $500-$1,000 >$1,000	0.600 0.550 0.500	% % %	0.150 0.150 0.125	% % %	0.750 0.700 0.625	% % %	$0-$500 $500-$1,000 $1,000-$1,500 $1,500-$3,000 $3,000-$6,000 $6,000-$12,000 >$12,000	0.710 0.665 0.620 0.570 0.560 0.540 0.540	% % % % % % %	0.060 0.055 0.050 0.050 0.040 0.040 0.030	% % % % % % %	0.770 0.720 0.670 0.620 0.600 0.580 0.570	% % % % % % %

Columbia Value and Restructuring Fund July 1, 2011	$0-$10,000 >$10,000	0.600 0.430	% %	0.150 0.150	% %	0.750 0.580	% %	$0-$7,000 $7,000-$8,000 $8,000-$10,000 $10,000- $12,000 >$12,000	0.690 0.650 0.610 0.540 0.540	% % % % %	0.060 0.060 0.055 0.040 0.030	% % % % %	0.750 0.710 0.665 0.580 0.570	% % % % %

*	Pursuant to an assumption agreement, for Columbia LifeGoal® Balanced Growth Portfolio, Columbia LifeGoal® Growth Portfolio and Columbia LifeGoal® Income & Growth Portfolio, Columbia Management has agreed to bear all other fees and expenses, except taxes, brokerage fees and commissions, costs (including interest expenses) of borrowing money, extraordinary expenses and any applicable Rule 12b-1 fees, shareholder servicing fees and/or shareholder administration fees.
**	The investment advisory and administrative fee rates reflect Columbia Management’s agreement to waive 0.10% of the advisory fee rate on assets invested in individual securities and two Columbia Funds that do not currently pay investment advisory fees and to waive 0.10% of the administrative fee rate on assets other than those assets invested in two Columbia Funds that do not pay an investment advisory fee until July 31, 2011. Without such waiver, the investment advisory fee rate and administrative fee rate on such assets would be 0.50% and 0.23%, respectively.

3. Policy Change Proposals. Shareholders of Columbia California Tax-Exempt Fund and Columbia Connecticut Tax-Exempt Fund approved a change in the classification of their Fund from a “diversified” fund to a “non-diversified” fund, as such terms are defined in the Investment Company Act of 1940. The Meeting was adjourned with respect to the proposal to convert Columbia Real Estate Equity Fund’s investment objective and a related 80% investment policy from “fundamental” (requires shareholder approval to modify in the future) to “non-fundamental” (does not require shareholder approval to modify in the future).

4. Reorganization Proposal. Shareholders of certain of the Funds listed in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (the “Buying Fund”). Table 3 below shows each Selling Fund and its corresponding Buying Fund in a reorganization and the currently anticipated date on which each reorganization is expected to occur (the “Reorganization Date”). Shareholders of Columbia Technology Fund did not approve the proposal to merge into Columbia Seligman Global Technology Fund.

Table 3. Reorganizations

Selling Fund	Buying Fund	Reorganization Date
Columbia Asset Allocation Fund	Columbia LifeGoal® Balanced Growth Portfolio	April 29, 2011
Columbia Asset Allocation Fund II	Columbia LifeGoal® Balanced Growth Portfolio	April 29, 2011
Columbia Blended Equity Fund	Columbia Large Cap Core Fund	March 11, 2011
Columbia Conservative High Yield Fund	Columbia Income Opportunities Fund	March 11, 2011
Columbia Core Bond Fund	Columbia Bond Fund	March 11, 2011
Columbia Disciplined Value Fund	Columbia Large Value Quantitative Fund	March 11, 2011
Columbia Federal Securities Fund	Columbia U.S. Government Mortgage Fund	April 8, 2011
Columbia Georgia Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
Columbia Global Value Fund	Columbia Global Equity Fund	June 3, 2011
Columbia High Income Fund	Columbia Income Opportunities Fund	March 11, 2011
Columbia International Growth Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
Columbia International Stock Fund	Columbia Multi-Advisor International Equity Fund	April 8, 2011
Columbia Liberty Fund	Columbia LifeGoal® Balanced Growth Portfolio	April 29, 2011
Columbia Maryland Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
Columbia Mid Cap Core Fund	Columbia Strategic Investor Fund	March 11, 2011
Columbia New Jersey Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
Columbia Rhode Island Intermediate Municipal Bond Fund	Columbia Intermediate Municipal Bond Fund	June 3, 2011
Columbia Select Opportunities Fund	Columbia Strategic Investor Fund	March 11, 2011
Columbia Short-Intermediate Bond Fund	Columbia Bond Fund	March 11, 2011
Columbia Small Cap Growth Fund II	Columbia Small Cap Growth Fund I	August 12, 2011
Columbia Total Return Bond Fund	Columbia Intermediate Bond Fund	March 11, 2011
Columbia World Equity Fund	Columbia Global Equity Fund	June 3, 2011

In connection with these reorganizations, the following rules and policies will apply:

Restrictions and Other Policies on New Account Openings, Purchases, Exchanges and Redemptions of Selling Fund Shares

New Accounts

New account applications for the purchase of shares of a Selling Fund received in good order will be accepted through the close of business on that Selling Fund’s Reorganization Date, as identified in Table 3. Thereafter, any account application for shares of a Selling Fund will be rejected. Further, any request made to open a new account for shares of a Selling Fund after the close of business on its Reorganization Date will not automatically be treated as a request to open a new account for shares of the corresponding Buying Fund.

Purchases, Exchanges and Redemptions of Shares of a Selling Fund

Purchases, exchanges and redemptions of shares of a Selling Fund will continue to be accepted through the close of business on the Selling Fund’s Reorganization Date, as identified in Table 3. In addition, any request to purchase, exchange or redeem shares of a Selling Fund received within 30 days after the close of business on the Reorganization Date will automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund. After this 30-day period, any request to purchase, exchange or redeem shares of a Selling Fund will be rejected and will not automatically be treated as a purchase, exchange or redemption (as the case may be) of shares of the corresponding Buying Fund.

Systematic Investment Plan and Systematic Withdrawal Plan Transactions

If you are currently participating in the Systematic Investment Plan or Systematic Withdrawal Plan with respect to a Selling Fund, your current systematic transactions will be carried over from your Selling Fund to its corresponding Buying Fund.

Important Note

Because each Selling Fund will merge into its corresponding Buying Fund on its Reorganization Date, you should consider the appropriateness of making a new or subsequent investment in the Selling Fund prior to or after its Reorganization Date. You should consider the investment objectives, risks, charges and expenses of the Buying Fund and/or Selling Fund carefully before investing. To obtain a Fund’s current prospectus, shareholder reports and other regulatory filings, contact your financial advisor or visit www.columbiamanagement.com.

5. Subadvisory Agreement Proposal. The shareholders of Columbia Multi-Advisor International Equity Fund approved the proposed Subadvisory Agreement between Columbia Management and Threadneedle International Limited, pursuant to which Threadneedle International Limited is currently expected to begin serving as a subadviser to the Fund in April 2011.

Shareholders should retain this Supplement for future reference.

C-1000-6 A (2/11)